THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND MARCH 31, 2024
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.7%

	Shares	Value
Canada — 1.4%
Canadian Pacific Kansas City	17,810	$1,570,308

Denmark — 5.7%
Novo Nordisk ADR	49,180	6,314,712

France — 3.2%
LVMH Moet Hennessy Louis Vuitton ADR	19,525	3,534,610

Netherlands — 2.7%
ASML Holding, Cl G	3,115	3,023,014

United Kingdom — 2.8%
AstraZeneca PLC ADR	18,000	1,219,500
BAE Systems ADR	26,490	1,837,081

		3,056,581

United States — 83.9%

Communication Services — 5.0%
Alphabet, Cl C *	25,605	3,898,617
Comcast, Cl A	37,561	1,628,270

		5,526,887

Consumer Discretionary — 10.7%
Amazon.com *	34,600	6,241,148
Home Depot	2,500	959,000
Marriott International, Cl A	7,750	1,955,403
McDonald’s	5,558	1,567,078
NIKE, Cl B	10,960	1,030,021

		11,752,650

Consumer Staples — 4.8%
Coca-Cola	18,252	1,116,658
Nestle ADR	9,163	973,110
PepsiCo	9,735	1,703,722
Philip Morris International	4,764	436,478
Procter & Gamble	6,800	1,103,300

		5,333,268

Energy — 8.0%
Chevron	11,122	1,754,384
Enterprise Products Partners	21,550	628,829

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND MARCH 31, 2024
(Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — (continued)

Energy — (continued)
EOG Resources	12,790	$1,635,074
Exxon Mobil	5,000	581,200
Hess	27,500	4,197,600

		8,797,087

Financials — 16.3%
Berkshire Hathaway, Cl B *	1,744	733,387
BlackRock, Cl A	3,430	2,859,591
CME Group, Cl A	2,800	602,812
Intercontinental Exchange	16,860	2,317,070
Mastercard, Cl A	5,375	2,588,439
Progressive	8,510	1,760,038
S&P Global	5,938	2,526,322
Visa, Cl A	16,295	4,547,608

		17,935,267

Health Care — 7.3%
Abbott Laboratories	13,995	1,590,672
Intuitive Surgical *	4,625	1,845,791
UnitedHealth Group	7,275	3,598,942
Zoetis, Cl A	5,800	981,418

		8,016,823

Industrials — 6.3%
Automatic Data Processing	3,880	968,991
Broadridge Financial Solutions	2,830	579,754
Otis Worldwide	6,175	612,992
RTX	8,501	829,103
Union Pacific	11,128	2,736,709
Verisk Analytics, Cl A	5,020	1,183,365

		6,910,914

Information Technology — 23.2%
Adobe *	2,810	1,417,926
Apple	28,886	4,953,371
Intuit	4,720	3,068,000
Microsoft	25,170	10,589,523
NVIDIA	850	768,026
ServiceNow *	1,400	1,067,360
Texas Instruments	20,871	3,635,937

		25,500,143

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND MARCH 31, 2024
(Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — (continued)

Materials — 2.3%
Air Products and Chemicals	3,954	$957,936
Sherwin-Williams	4,710	1,635,924

		2,593,860

		92,366,899

TOTAL COMMON STOCK (Cost $38,819,809)		109,866,124

SHORT-TERM INVESTMENT(A) — 0.3%

First America Government Obligations Fund, Cl X, 5.230% (Cost $291,447)	291,447	291,447

TOTAL INVESTMENTS— 100.0% (Cost $39,111,256)		$110,157,571

Percentages are based on Net Assets of $110,201,876.

*	Non-income producing security.
(A)	Rate shown is the 7-day effective yield as of March 31, 2024.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

SAR-QH-001-2100

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